Right of use assets and Lease liabilities - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)
Lease liabilities and right-of-use assets [Line items]
Payment of principal portion of lease liabilities					€ 341,000
Consolidated entity
Lease liabilities and right-of-use assets [Line items]
Payment of principal portion of lease liabilities	€ 500,000		€ 479,000
Depreciation right-of-use assets	600,000		451,000
Gain/(Loss) on disposal of leases | $		$ 11,000		$ 6,000
Lease not yet commences but commited	€ 314,000		€ 3,400,000			$ 700,000